Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
6
 — Property and Equipment

Property and equipment, net consisted of the following:

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Medical equipment	$405,096	$1,195,467
Office equipment	48,888	142,827
Software	257,619	523,571
Manufacturing equipment	34,899	307,851
Leasehold improvements	19,215	32,130
	765,717	2,201,846
Less accumulated depreciation and amortization	(279,601)	(1,086,632)
	$486,116	$1,115,214

For the period from
January
1,
2016
through
May
4,
2016
depreciation expense and amortization was approximately
$249,000,
of which
$80,000
was classified as general and administrative expenses,
$9,000
as sales and marketing expenses,
$37,000
as research and development expenses,
$67,000
as reorganization items, net, and
$56,000
as cost of sales. For the period from
May
5,
2016
through
December
31,
2016
depreciation expense and amortization was approximately
$280,000,
of which
$100,000
was classified as general and administrative expenses,
$12,000
as sales and marketing expenses,
$70,000
as research and development expenses, and
$98,000
as cost of sales.

For the year ended
December
31,
2015
depreciation expense and amortization was approximately
$433,000,
of which
$246,000
was classified as general and administrative expenses,
$25,000
as sales and marketing expenses,
$68,000
as research and development expenses, and
$94,000
as cost of sales.